UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                       as of January 31, 2018 (Unaudited)

Deutsche Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 101.3%
Alaska 0.1%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	215,000	216,369
Arizona 0.7%
Maricopa County, AZ, Certificates of Participation, 5.0%, 7/1/2018	680,000	690,254
Scottsdale, AZ, General Obligation, 3.0%, 7/1/2019	1,000,000	1,021,470
		1,711,724
California 7.9%
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA +0.37%, 1.53% *, Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	4,003,920
California, State General Obligation, 5.25%, 4/1/2022	1,615,000	1,686,884
California, State Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series A, AMT, 2.0% *, Mandatory Put 12/1/2020 @ 100, 12/1/2044	2,000,000	1,997,240
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, 144A, AMT, 1.22% *, Mandatory Put 2/1/2018 @ 100, 8/1/2023	2,000,000	2,000,000
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,094,290
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,215,220
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series 2018A, AMT , (a), 5.0%, 5/1/2019 (a)	4,000,000	4,168,200
		18,165,754
Connecticut 1.1%
Connecticut, State Housing Finance Program Authority Revenue:
Series F-4, 1.2% *, Mandatory Put 11/15/2018 @ 100, 11/15/2048	1,000,000	997,430
Series A-1, 4.0%, 11/15/2047	1,420,000	1,510,213
		2,507,643
District of Columbia 1.5%
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	3,000,000	3,374,940
Florida 9.6%
Broward County, FL, Airport Systems Revenue, Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	2,917,411
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	190,000	193,129
Florida, State Board of Public Education, Capital Outlay, Series B, 5.0%, 6/1/2019	1,310,000	1,371,216
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,396,363
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,099,620
Miami-Dade County, FL, Aviation Revenue:
Series B, AMT, 5.0%, 10/1/2019	6,000,000	6,324,360
AMT, 5.0%, 10/1/2022	1,000,000	1,123,440
Monroe County, FL, School District, Sales Tax Revenue, 5.0%, 10/1/2021, INS: AGMC	325,000	360,731
South Miami, FL, Health Facilities Authority, Baptist Health South Florida Obligated Group, 5.0%, 8/15/2020	2,000,000	2,152,780
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,263,550
		22,202,600
Georgia 4.8%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,088,050
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25% *, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,194,048
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.0%, 2/15/2019	1,500,000	1,552,665
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series A, 4.0% *, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada (a)	1,865,000	2,018,583
Georgia, Municipal Electric Authority, Project One:
Series A, 5.0%, 1/1/2021	1,580,000	1,707,901
Series A, 5.0%, 1/1/2022	2,310,000	2,549,408
Georgia, State Road & Tollway Authority Revenue, Series B, 5.0%, 6/1/2019	935,000	976,795
		11,087,450
Illinois 7.5%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,836,222
Chicago, IL, O'Hare International Airport Revenue, Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,032,600
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, 5.0%, 11/1/2019	1,855,000	1,955,949
Cook County, IL, General Obligation, 5.0%, 11/15/2019 (a)	500,000	528,075
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2022	1,000,000	1,108,040
5.25%, 6/1/2020	2,000,000	2,147,700
Illinois, State General Obligation:
Series A, 5.0%, 12/1/2019	2,000,000	2,081,920
Series D, 5.0%, 11/1/2020	1,000,000	1,047,470
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,674,690
Lake County, IL, Forest Preserve District, Series A, 0.67% of 3-month USD-LIBOR +0.48% , 1.569% *, 12/15/2020	3,835,000	3,835,652
		17,248,318
Indiana 1.0%
Indiana, State Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, 4.0% *, Mandatory Put 3/1/2019 @ 100, 11/15/2036	2,250,000	2,308,320
Maine 0.5%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	1,045,000	1,081,972
Maryland 1.3%
Maryland, State Department of Transportation Consolidated Revenue, Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2026	1,260,000	1,381,741
Maryland, State Transportation Authority, Transportation Facilities Project Revenue, 5.0%, 7/1/2019	1,570,000	1,648,155
		3,029,896
Massachusetts 3.3%
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2023	1,000,000	1,144,350
5.0%, 7/1/2024	1,000,000	1,157,550
Massachusetts, State Port Authority Revenue, Series A, AMT, 5.0%, 7/1/2019	1,365,000	1,429,810
University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA +0.30% , 1.46% *, 11/1/2034	3,900,000	3,900,000
		7,631,710
Michigan 4.5%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2023	500,000	570,985
Michigan, State Finance Authority Revenue, Trinity Health Credit Group, Series A, 5.0%, 12/1/2021	1,250,000	1,392,963
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	4,175,000	4,236,414
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group:
Series B-3, 0.95% *, Mandatory Put 2/1/2018 @ 100, 11/15/2033	965,000	965,000
Series B-3, Prerefunded 2/1/2018 @ 100, 0.95% *, 11/15/2033	35,000	35,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,188,700
		10,389,062
Mississippi 1.7%
Mississippi, State Development Bank Special Obligation, Department of Corrections:
Series D, Prerefunded 8/1/2020 @ 100, 5.0%, 8/1/2021	1,880,000	2,032,975
Series D, 5.0%, 8/1/2021	1,815,000	1,956,661
		3,989,636
Missouri 0.1%
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	160,000	162,790
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	135,000	138,448
		301,238
Nebraska 0.2%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	120,000	120,713
Series C, 4.5%, 9/1/2043	440,000	445,355
		566,068
Nevada 1.4%
Clark County, NV, School District, Series A, 5.0%, 6/15/2019	3,040,000	3,180,661
New Jersey 2.3%
New Jersey, State Economic Development Authority Revenue, Series B, 5.0%, 11/1/2018	2,000,000	2,044,360
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	440,000	416,896
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2018	540,000	546,971
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A-2, 5.0%, 6/15/2023	2,300,000	2,327,002
		5,335,229
New Mexico 0.6%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	135,000	140,436
New Mexico, State Severance Tax, Series A, 5.0%, 7/1/2018	1,150,000	1,167,342
		1,307,778
New York 10.6%
New York, General Obligation, Series A, 5.0%, 8/1/2019	1,000,000	1,051,780
New York, Metropolitan Transportation Authority Revenue, Series D-2B, 0.69% of 1-month USD-LIBOR +0.60% , 1.679% *, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	2,800,000	2,802,408
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, MUNIPSA +0.58% , 1.74% *, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	4,003,120
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024	7,000,000	8,106,420
New York, TSASC, Inc., Series B, 5.0%, 6/1/2019	300,000	312,963
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series AA-2, 1.0% **, 6/15,2050, SPA: JPMorgan Chase Bank NA	2,100,000	2,100,000
New York, NY, General Obligation:
Series A-1, 5.0%, 8/1/2019	3,000,000	3,155,340
Series I-1, 5.0%, 8/1/2019	1,000,000	1,051,780
Port Authority of New York & New Jersey, Series 188, AMT, 5.0%, 5/1/2023	1,535,000	1,746,032
		24,329,843
North Carolina 0.9%
Durham, NC, General Obligation, 5.0%, 9/1/2019	1,000,000	1,055,260
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	985,000	1,051,734
		2,106,994
North Dakota 0.6%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	1,390,000	1,482,949
Ohio 0.5%
Franklin County, OH, Hospital Revenue, OhioHealth Corp., Series B, 4.0% *, Mandatory Put 11/1/2018 @ 100, 11/15/2033	1,000,000	1,017,510
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	25,000	25,242
		1,042,752
Oregon 0.5%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	1,185,000	1,240,434
Pennsylvania 5.5%
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, 5.0%, 3/15/2024	1,000,000	1,159,470
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 1.2% *, Mandatory Put 5/1/2018 @ 100, 8/1/2045, GTY: Waste Management, Inc.	1,000,000	1,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	620,000	627,062
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	1,835,000	1,890,215
Series 122, 4.0%, 10/1/2046	775,000	821,120
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, MUNIPSA +0.88%, 2.04% *, 12/1/2020	2,000,000	2,020,420
Series B, MUNIPSA +1.15%, 2.31% *, 12/1/2019	1,500,000	1,513,575
Series A-1, 5.0%, 12/1/2024	1,000,000	1,166,300
Philadelphia, PA, Airport Revenue, Series A, AMT, 5.0%, 6/15/2019	1,195,000	1,248,799
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series 14, 5.0%, 10/1/2022	1,000,000	1,126,750
		12,573,711
South Dakota 1.4%
South Dakota, Housing Development Authority, Homeownership Mortgage:
Series B, 4.0%, 11/1/2047	2,390,000	2,552,950
Series A, AMT, 4.5%, 5/1/2031	735,000	766,767
		3,319,717
Tennessee 1.9%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	1,125,000	1,143,765
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0% *, Mandatory Put 5/1/2023 @ 100, 5/1/2048	2,250,000	2,422,980
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	350,000	360,539
Series 1A, AMT, 4.5%, 1/1/2038	365,000	378,691
		4,305,975
Texas 21.9%
Allen, TX, Independent School District Building:
Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2024	685,000	751,185
5.0%, 2/15/2024	315,000	344,358
Alvin, TX, Independent School District, School House, Series B, 0.95% *, Mandatory Put 8/15/2018 @ 100, 2/15/2039	4,000,000	3,991,680
Austin, TX, Independent School District Building, 5.0%, 8/1/2019	2,500,000	2,629,825
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 5.0% *, Mandatory Put 1/7/2021 @ 100, 1/1/2045	1,000,000	1,065,210
Clifton, TX, Higher Education Finance Corp. Education Revenue, IDEA Public Schools, 3.0%, 8/15/2019	1,000,000	1,020,540
Corpus Christi, TX, Independent School District Building, Series A, 2.0% *, Mandatory Put 8/15/2019 @ 100, 8/15/2047	1,125,000	1,130,602
Fort Bend, TX, Independent School District Building:
Series A, 0.9% *, Mandatory Put 8/1/2018 @ 100, 8/1/2040	1,955,000	1,950,758
Series B, 1.35% *, Mandatory Put 8/1/2019 @ 100, 8/1/2040	1,000,000	995,290
Fort Bend, TX, Independent School District, Green Bond, Series C, 1.35% *, Mandatory Put 8/1/2020 @ 100, 8/1/2042	3,000,000	2,965,740
Frisco, TX, Independent School District Building, Series A, 5.0%, 8/15/2019	1,000,000	1,053,260
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, MUNIPSA +0.58% , 1.74% *, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	4,002,160
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, TECO Project, 5.0%, 11/15/2021	950,000	1,059,278
Houston, TX, Independent School District, Series A-2, 3.0% *, Mandatory Put 6/1/2019 @ 100, 6/1/2039	1,205,000	1,227,268
Lewisville, TX, Independent School District Building, 3.0%, 8/15/2019	6,000,000	6,138,000
North Texas, State Municipal Water District, Water System Revenue, 5.25%, 9/1/2019	3,000,000	3,176,490
San Antonio, TX, Electric & Gas Systems Revenue, Series B, 2.0% *, Mandatory Put 12/1/2021 @ 100, 2/1/2033	1,750,000	1,753,920
Spring Branch, TX, Independent School District, Series A-1, 2.5% *, Mandatory Put 6/15/2018 @ 100, 6/15/2041	2,500,000	2,510,725
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,654,135
Texas, Cypress-Fairbanks Independent School District Building, Series A-3, 3.0% *, Mandatory Put 8/17/2020 @ 100, 2/15/2043	1,000,000	1,029,170
Texas, Dallas-Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2022	1,485,000	1,614,284
Series D, 5.0%, 11/1/2023	2,890,000	3,138,338
Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	553,495
Texas, State General Obligation, Series B-2, 2.0% *, Mandatory Put 8/1/2019 @ 100, 8/1/2025	1,145,000	1,145,252
Texas, State Transportation Commission Mobility Fund, Series B, MUNIPSA +0.38% , 1.54% *, Mandatory Put 10/1/2018 @ 100, 10/1/2041	2,500,000	2,500,850
		50,401,813
Utah 1.2%
Utah, State General Obligation, 5.0%, 7/1/2019	2,625,000	2,756,434
Virginia 4.0%
Arlington County, VA, General Obligation, 5.0%, 8/15/2019	2,860,000	3,013,668
Richmond, VA, Public Improvement, Series A, Prerefunded 7/15/2019 @ 100, 5.0%, 7/15/2027	1,400,000	1,471,596
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment Programs, Series E, 5.0%, 2/1/2020	1,000,000	1,066,570
Virginia, State Resource Authority, Clean Water Revenue, State Revolving Fund, Prerefunded 10/1/2019 @ 100, 5.0%, 10/1/2025	3,345,000	3,538,876
		9,090,710
Washington 0.7%
Snohomish County, WA, School District No. 201, Series B, 3.5%, 12/1/2019	1,500,000	1,552,575
Wisconsin 1.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Froedtert Health, Inc. Obligated Group, Series A, 5.0%, 4/1/2024	1,000,000	1,160,600
Wisconsin, State Transportation Revenue, Series 2, 5.0%, 7/1/2020	2,090,000	2,256,030
		3,416,630
Total Municipal Bonds and Notes (Cost $231,712,819)		233,256,905
	Shares	Value ($)
Open-End Investment Company 1.1%
BlackRock Muni Fund, 0.96% *** (Cost $2,520,287)	2,520,287	2,520,287
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $234,233,106)	102.4	235,777,192
Other Assets and Liabilities, Net	(2.4)	(5,538,200)
Net Assets	100.0	230,238,992

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of January 31, 2018. Maturity date reflects the earlier of demand date or stated maturity date.
*** Current yield; not a coupon rate.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$233,256,905	$—	$233,256,905
Open-End Investment Company	2,520,287	—	—	2,520,287
Total	$2,520,287	$233,256,905	$—	$235,777,192

There have been no transfers between fair value measurement levels during the period ended January 31, 2018.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short-Term Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018